Taxation (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 22, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation (Details) [Line Items]
Taxation, description		Labuan Business Activity Tax Law has been revised and accordingly, Labuan registered entities can no longer elect to pay the RM20 thousand flat tax rate and instead are subject to 3% tax on the audited net profits. In 2020, IGI Labuan recorded tax expense of USD 66 thousand representing 3% of the audited net profits. In 2019, IGI Labuan has recorded a net loss, and as a result no income tax has been accrued for the year. In 2018, IGI Labuan elected to pay a fixed income tax of RM20 thousand equivalent to USD 5 thousand based on the old prevailing tax law applicable to that financial year.
Tax rate percentage		10.00%
Operating cost percentage		5.00%
UK corporation tax rate		19.00%	19.00%	19.00%
Future UK corporation tax rate		25.00%
Deferred tax assets amount (in Dollars)		$ 55	$ 347
UNITED KINGDOM
Taxation (Details) [Line Items]
UK corporation tax rate	19.00%		17.00%